PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

11. PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	349,630	746,042	4,225	1,932	1,101,829
Additions	—	—	1,144	133	1,277
Transferred to investment property	(331,359)	—	—	—	(331,359)
At December 31,2021	18,271	746,042	5,369	2,065	771,747
Additions	—	—	—	22	22
Transferred to assets classified as held for sale	(18,271)	(746,042)	(4,225)	(1,886)	(770,424)
Disposals	—	—	—	—	—
At December 31, 2022	—	—	1,144	201	1,345

Accumulated depreciation
At January 1, 2021	49,297	349,382	3,748	1,559	403,986
Depreciation charge	—	—	54	42	96
Transferred to investment property	(47,452)	—	—	—	(47,452)
At December 31, 2021	1,845	349,382	3,802	1,601	356,630
Depreciation charge	—	—	217	49	266
Transferred to assets classified as held for sale	(1,845)	(349,382)	(3,748)	(1,582)	(356,557)
At December 31, 2022	—	—	271	68	339

Impairment
At January1, 2021	300,333	396,660	477	304	697,774
Transferred to investment property	(283,907)	—	—	—	(283,907)
At December 31, 2021	16,426	396,660	477	304	413,867
Impairment losses recognized in profit or loss	—	—	—	—	—
Transferred to assets classified as held for sale	(16,426)	(396,660)	(477)	(304)	(413,867)
At December 31, 2022	—	—	—	—	—

Carrying amount
At December 31, 2021	—	—	1,090	160	1,250
At December 31, 2022	—	—	873	133	1,006

All property, plant and equipment held by the Company are located in the PRC. The Company’s buildings are situated on land under medium-term land use rights and were reclassified as assets held for sale as of December 31, 2022.

For the buildings owned collectively by the Company and other three unrelated companies, the cost of buildings are stated according to the amounts paid by the Company for its part of buildings, which represent the Company’s interests in the buildings. Buildings are depreciated over their expected useful lives of 40 years. These buildings’ cost was RMB 2,913,000, and accumulated depreciation of RMB 1,226,000 and RMB 1,226,000 as of December 31, 2022 and 2021, respectively, and an impairment allocation of RMB 1,687,000 and RMB 1,687,000 as of December 31, 2022 and 2021, respectively. No property, plant and equipment was pledged to secure the Company interest-bearing bank borrowings at December 31, 2022 and 2021. As of December 31, 2022, all buildings were reclassified as assets held for sale.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property, which in turn was reclassified to assets held for sale as of December 31, 2022. The net effect on the consolidated balance sheet was nil.

Loss (gain) on disposal of property, plant and equipment in fiscal years 2022, 2021 and 2020 was nil.